RISKS ASSOCIATED WITH TORM'S ACTIVITIES - Narrative (Details) kr in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) item customer company bank T	Dec. 31, 2025 DKK (kr) item company customer T	Dec. 31, 2024 USD ($) customer T	Dec. 31, 2023 USD ($) customer T
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Freight earnings	$ 31,840
Earnings days in next fiscal year covered by current contracts (in percent)	8.50%	8.50%	12.80%	11.30%
Possible decrease in freight rates (in USD per day)	$ 1,000
Cost of fuel and oil consumed as a total of voyage costs (in percent)	63.00%	63.00%	69.00%	66.60%
Total bunker exposure ( in ton) | T	480,916
Possible increase in bunker prices (in percent)	10.00%
Number of P&I clubs | item
Aggregate insured value of hull and machinery and interest for TORM's owned vessels	$ 3,400,000,000		$ 4,318,500,000	$ 2,340,000,000
Number of major customers | customer	1	1	1	1
Average collection of demurrage claims (in percent)	96.00%	96.00%	98.40%	98.60%
Demurrage as a portion of total revenue (in percent)	12.00%	12.00%	13.00%	16.00%
Portion of forward freight agreements (FFAs) and fuel swaps (in percent)	100.00%	100.00%	100.00%	100.00%
Portion of expenses denominated in currencies other than USD (in percent)	61.20%	61.20%	57.80%	60.20%
Portion of operating expenses denominated in currencies other than USD (in percent)	20.10%	20.10%	19.90%	21.60%
Estimated administrative and operating expenses in currencies other than reporting currency in next fiscal year | kr		kr 502.6
Lease liabilities	$ 157,500,000		$ 456,600,000	$ 521,600,000
Loan portfolio spread | bank	14
Cash and cash equivalents incl. restricted cash	$ 163,500,000		291,200,000	295,600,000
Undrawn and committed credit facilities	398,800,000		323,600,000	342,500,000
Forward freight agreements
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Derivative notional contract value sold during the year	82,600,000		82,600,000	213,900,000
Derivative notional contract value bought during the year	$ 86,400,000		$ 11,700,000	$ 0
Notional contract volume of derivatives sold during the year (in ton) | T	2,820,000	2,820,000	2,430,000	5,400,000
Notional contract volume of derivatives bought during the year (in ton) | T	2,725,000	2,725,000	250,000	0
Operating segment
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Cash and cash equivalents incl. restricted cash	$ 163,500,000		$ 291,200,000	$ 295,600,000
Operating segment | Tanker segment
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Cash and cash equivalents incl. restricted cash	$ 155,600,000		$ 284,900,000	$ 290,700,000
Customer one | Operating segment | Tanker segment
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Portion of entity's revenue (in percent)	8.00%	8.00%	8.00%
Fixed interest rate
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Lease liabilities	$ 742,800,000
Cash flow hedges
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Freight earnings hedged (in percent)	6.70%	6.70%	8.50%	12.60%
Physical time charter contracts accounted for overall hedging (in percent)	80.40%	80.40%	65.60%	8.50%
Bunker consumption hedged (in percent)	1.00%	1.00%	6.00%	17.70%
Estimated bunker requirements in next fiscal year hedged (in percent)	1.00%		7.00%	5.00%
Portion of estimated administrative and operating expenses in next fiscal year currently hedged (in percent)	67.90%	67.90%	69.10%	68.30%
Portion of debt hedged with interest rate swaps (in percent)	74.10%	74.10%	82.70%	86.90%
Cash flow hedges | Fixed interest rate
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Lease liabilities	$ 414,200,000
Interest rate (as a percent)	2.76%
Vessels
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Carrying value	$ 2,792,200,000		$ 2,826,700,000	$ 2,070,200,000
Market value of fleet	$ 3,177,500,000		3,582,900,000	$ 3,080,900,000
Bottom of range
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Number of companies to diversify risk | company	14	14
Bottom of range | Cargo contracts and time charter agreements
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Coverage period under agreement	6 months	6 months
Bottom of range | Forward freight agreements
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Coverage period under agreement	0 months	0 months
Bottom of range | Customer one | Operating segment | Tanker segment
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Portion of entity's revenue (in percent)				8.00%
Top of range
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Number of companies to diversify risk | company	16	16
Top of range | Cargo contracts and time charter agreements
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Coverage period under agreement	36 months	36 months
Top of range | Forward freight agreements
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Coverage period under agreement	24 months	24 months
Right-of-use lease liabilities
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Lease liabilities	$ 10,700,000		$ 8,600,000	$ 6,600,000
Other credit facilities
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Undrawn and committed credit facilities	$ 398,800,000